Share-Based Compensation (Details) - Schedule of Stock-Based Compensation Expense - Stock Based Compensation Plan [Member] - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Share-Based Compensation (Details) - Schedule of Stock-Based Compensation Expense [Line Items]
Payroll and related expenses		$ 594,694	$ 3,210,631	$ 1,874,857
Total		594,694	3,210,631	1,874,857
Payroll [Member]
Share-Based Compensation (Details) - Schedule of Stock-Based Compensation Expense [Line Items]
Payroll and related expenses		594,694	3,210,631	1,874,857
Total		$ 594,694	$ 3,210,631	$ 1,874,857